UNAUDTED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS		Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents		$ 88,408,173	¥ 630,067,369	¥ 126,037,538
Short term investments		15,387,495	109,663,603
Accounts receivable, net		3,219,683	22,946,034	9,842,827
Prepayments and other current assets		1,546,065	11,018,496	14,876,106
Inventories, net		175,243	1,248,921	1,373,911
Total current assets		108,736,659	774,944,423	152,130,382
NON-CURRENT ASSETS
Prepayment and deposits, net		43,704	311,468	310,468
Property and equipment, net		164,932	1,175,439	1,598,134
Investments in unconsolidated entities		84,189	600,000	600,000
Right-of-use assets, net		354,854	2,528,974	2,988,691
Deferred tax assets		11	81	2,931,528
Total non-current assets		647,690	4,615,962	8,428,821
Total assets		109,384,349	779,560,385	160,559,203
CURRENT LIABILITIES
Accounts payable		1,107,160	7,890,510	1,314,370
Contract liabilities		76,187	542,969	2,230,852
Other payables and accrued liabilities		1,590,603	11,335,909	9,097,870
Operating lease liabilities - current		163,051	1,162,034	1,063,396
Loan payable		386,552	2,754,876	2,903,896
Convertible bonds		4,707,100	33,546,560
Taxes payable		5,044	35,947	625,608
Total current liabilities		8,035,697	57,268,805	17,235,992
NON-CURRENT LIABILITIES
Operating lease liabilities - non-current		212,222	1,512,463	2,058,068
Warrant liabilities		149	1,062	62,200
Total other liabilities		212,371	1,513,525	2,120,268
Total liabilities		8,248,068	58,782,330	19,356,260
Ordinary shares ($0.001 par value; 500,000,000 shares authorized, 5,941,204 shares issued and outstanding at December 31, 2023, 110,254,155 shares issued and outstanding at June 30, 2024)	[1]	110,254	783,756	42,318
Additional paid-in capital		139,466,717	986,760,479	286,296,970
Accumulated deficit		(37,659,481)	(267,133,340)	(146,909,851)
Statutory reserves		360,424	2,552,776	3,052,776
Accumulated other comprehensive loss		(1,013,238)	(1,258,738)	(1,365,466)
Total MICROCLOUD HOLOGRAM INC. shareholders' equity		101,264,676	721,704,933	141,116,747
NONCONTROLLING INTERESTS		(128,395)	(926,878)	86,196
Total Equity		101,136,281	720,778,055	141,202,943
Total liabilities and shareholders' equity		$ 109,384,349	¥ 779,560,385	¥ 160,559,203

[1]	All period results have been adjusted for the reverse stock split effective February 2, 2024 (Note 15).